Notes to the Assets of the Balance Sheet - Summary of Property, Plant and Equipment (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 4,652,838	€ 3,531,000
Ending balance	6,323,753	4,652,838
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,776,000	18,597,000
Additions	4,334,000	3,099,000
Disposals	(1,014,000)	(920,000)
Exchange differences	(113,000)
Ending balance	23,983,000	20,776,000
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,123,000	15,066,000
Depreciation Charge for the Year	2,464,000	1,966,000
Impairment		10,000
Disposals	(923,000)	(919,000)
Exchange differences	(5,000)
Ending balance	17,659,000	16,123,000
Office and Laboratory Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,732,000	2,900,000
Ending balance	3,207,000	2,732,000
Office and Laboratory Equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,386,000	17,658,000
Additions	2,662,000	1,647,000
Disposals	(1,006,000)	(919,000)
Exchange differences	(1,000)
Ending balance	20,041,000	18,386,000
Office and Laboratory Equipment | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,654,000	14,758,000
Depreciation Charge for the Year	2,101,000	1,805,000
Impairment		10,000
Disposals	(921,000)	(919,000)
Exchange differences	0
Ending balance	16,834,000	15,654,000
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,921,000	631,000
Ending balance	3,117,000	1,921,000
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,390,000	939,000
Additions	1,672,000	1,452,000
Disposals	(8,000)	(1,000)
Exchange differences	(112,000)
Ending balance	3,942,000	2,390,000
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	469,000	308,000
Depreciation Charge for the Year	363,000	161,000
Impairment		0
Disposals	(2,000)	0
Exchange differences	(5,000)
Ending balance	€ 825,000	€ 469,000